Leases (Details) - Schedule of future lease payments under operating leases $ in Thousands	Dec. 31, 2022 USD ($)
Schedule of future lease payments under operating leases [Abstract]
2023	$ 326
2024	312
2025	317
2026	219
Total future lease payments	1,174
Less imputed interest	(95)
Total lease liability balance	$ 1,079